Equity (Details) - USD ($)										1 Months Ended						12 Months Ended
	Dec. 23, 2023	Apr. 30, 2023	Mar. 15, 2023	Feb. 20, 2023	Nov. 28, 2022	Nov. 11, 2022	Sep. 21, 2022	May 10, 2022	Feb. 28, 2022	Nov. 30, 2022	Jul. 31, 2022	Jul. 25, 2022	May 26, 2022	Nov. 30, 2021	Oct. 27, 2021	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022	Oct. 29, 2021
Share capital issued					2,500,000												1,650,000
Purchase non-controlling interest percentage					49.00%
Warrants price per share (in Dollars per share)	$ 1							$ 1.5			$ 1		$ 1.5	$ 1.5
Warrants percentage								88.00%			88.00%		88.00%	88.00%	88.00%
Weighted average exercise price term	5 years							5 years			5 years		5 years	5 years	5 years
Ordinary shares par value (in Dollars per share)					$ 0.0001													$ 0.0001
Description of private placement																	(i)3,500,000 share purchase warrants exercisable at $1.00 per share; (ii) 3,500,000 share purchase warrants exercisable at $1.50 per share; and (iii) 7,000,000 share purchase warrants exercisable at $2.50 per share.
Ordinary shares																		3,300,000
Share options granted (in Dollars)																	$ 1,573,500
Share option expense (in Dollars)																$ 753,685
Agreement interest					49.00%	49.00%	100.00%
Consideration amount (in Dollars)				$ 1	$ 2,500,000	$ 2,500,000	$ 1		$ 1
Transaction amount (in Dollars)						$ 1.96
Repurchased shares		79,758	329,582
Consideration transaction costs (in Dollars)		$ 82,127	$ 353,816													$ 435,943	$ 353,816
Top of Range [Member]
Boards of directors percentage																	50.00%
Bottom of Range [Member]
Boards of directors percentage																	10.00%
Private placement [Member]
Share capital issued												3,300,000
Type A Warrants to Antalpha Technologies Holdings [Member]
Purchase of warrants issued										4,500,000
Warrants price per share (in Dollars per share)										$ 1
Warrants percentage										88.00%
Weighted average exercise price term										5 years
Type B Warrants to Antalpha Technologies Holdings [Member]
Purchase of warrants issued										3,000,000
Warrants price per share (in Dollars per share)										$ 1.5
Warrants percentage										88.00%
Weighted average exercise price term										10 years
Purchase Warrant [Member]
Purchase of warrants issued						2,500,000		200,000			6,600,000		500,000	2,000,000	1,800,000
Warrants price per share (in Dollars per share)															$ 1.5
Warrants [member]
Purchase of warrants issued																			14,000,000
Ordinary shares par value (in Dollars per share)																			$ 0.0001
Share Purchase Warrants [Member]
Purchase of warrants issued	300,000